Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Reserves

	Share premium	Capital reserve (note (a))	Hedging reserve	Statutory reserve (note (b))	Other reserves	Retained earnings/ (accumulated losses)	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Balance at January 1, 2020	37,070	(767)	24	782	(2,362)	17,882	52,629

Unrealised gains on cash flow hedges	—	—	158	—	—	—	158
Fair value movements in equity investments designated at fair value through other comprehensive income	—	—	—	—	(203)	—	(203)
Fair value changes of equity investments designated at fair value through other comprehensive income held by an associate	—	—	—	—	2	—	2
Actuarial gains on post-retirement benefit obligations	—	—	—	—	(61)	—	(61)
Loss for the year	—	—	—	—	—	(11,836)	(11,836)
Final 2019 dividend	—	—	—	—	—	(819)	(819)

At December 31, 2020	37,070	(767)	182	782	(2,624)	5,227	39,870

Balance at January 1, 2021	37,070	(767)	182	782	(2,624)	5,227	39,870

Unrealised gains on cash flow hedges	—	—	(228)	—	—	—	(228)
Fair value movements in equity investments designated at fair value through other comprehensive income	—	—	—	—	(237)	—	(237)
Fair value changes of equity investments designated at fair value through other comprehensive income held by an associate	—	—	—	—	(7)	—	(7)
Actuarial gains on post-retirement benefit obligations	—	—	—	—	(79)	—	(79)
Loss for the year	—	—	—	—	—	(12,214)	(12,214)
Issue of ordinary shares, net of transaction costs and tax	8,325	—	—	—	—	—	8,325
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	—	—	—	—	(157)	157	—
Transactions with non-controlling interests (Note 21(b))	(689)	—	—	—	—	—	(689)

At December 31, 2021	44,706	(767)	(46)	782	(3,104)	(6,830)	34,741

Notes:

(a)	Capital reserve
Capital reserve mainly represents the difference between the fair value of the net assets injected and the nominal amount of the Company’s share capital issued in respect of the Group restructuring carried out in June 1996 for the purpose of the Company’s listing.

(b)	Statutory reserve
According to the PRC Company Law, the Company is required to transfer a portion of the profits to the statutory reserve. The transfer to this reserve must be made before distribution of dividends to shareholders and when there are retained profits at the end of the financial year.